Commitments and Contingencies	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies

Note 12 - Commitments and Contingencies

Litigation

The Company is not currently party to any legal proceedings. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to such legal proceedings, if any.

CIK0001838821_ARYA Sciences Acquisition Corp IV [Member]
Commitments and Contingencies

Note 5 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares and Private Placement Shares, including Private Placement Shares that may be issued upon conversion of Working Capital Loans, are entitled to registration rights pursuant to the Registration and Shareholders Rights Agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the Company’s completion of its Business Combination. However, the Registration and Shareholders Rights Agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period, which occurs (i) in the case of the Founder Shares, in accordance with the Letter Agreement, the Company’s initial shareholders entered into and (ii) in the case of the Private Placement Shares, 30 days after the completion of the Company’s Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. See below for information on the Investor Rights Agreement that was executed in connection with a proposed Business Combination and that will replace the Registration and Shareholders Rights Agreement in connection with the closing of the proposed Business Combination.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the Initial Public Offering to purchase up to 1,950,000 additional Public Shares to cover over-allotments at the Initial Public Offering price less the underwriting discounts and commissions. On March 2, 2021, the underwriters fully exercised the over-allotment option.

The underwriters were paid an underwriting discount of $0.20 per Public Share, or approximately $3.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per Public Share, or approximately $5.2 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On August 8, 2022, the Company received the Waiver from one of the underwriters. In connection with the Waiver, the underwriter also agreed that (i) the Waiver is not intended to allocate its 50% portion of the deferred underwriting commissions to the other underwriter that has not waived its right to receive its share of the deferred underwriting commissions and (ii) the waived portion of the deferred underwriting commissions can, at the discretion of the Company, be paid to one or more parties or otherwise be used in connection with an initial Business Combination. During the period ended September 30, 2023, the Company derecognized approximately $2.6 million of the deferred underwriting commissions and recorded an adjustment to the carrying value of the shares of Class A ordinary shares subject to redemption.

Upon the closing of the Business Combination on July 31, 2024, as discussed below, the Company was granted the option to issue shares in lieu of a cash payment for transaction expenses and deferred fees incurred by its underwriter, within 60 days of the closing, as of the filing, the Company has not effectuated this option. At Closing the Company incurred an additional transaction closing fee of $1,268,875. The Company’s total costs due to the underwriter was $3,885,125 at closing.

Business Combination Agreement

On February 13, 2024, the Company, ListCo, Aja Merger Sub 1, a Cayman Islands exempted company (“ARYA Merger Sub”), Aja Merger Sub 2, Inc., a Delaware corporation (“Adagio Merger Sub”), and Adagio Medical, Inc. (“Adagio”) entered into a business combination agreement (the “Business Combination Agreement”), in connection with a proposed business combination (the “Proposed Adagio Business Combination”), which contains certain customary representations, warranties, and covenants by the parties thereto. As further described in the Business Combination Agreement, the closing of the Proposed Adagio Business Combination (the “Closing”) is subject to certain customary conditions and risks.

The Business Combination Agreement provides, among other things, for the consummation of the following transactions:

1.	ARYA Merger Sub will merge with and into the Company (the “ARYA Merger”) and Adagio Merger Sub will merge with and into Adagio (the “Adagio Merger” and, together with the ARYA Merger, the “Mergers”), with the Company and Adagio surviving the Mergers and, after giving effect to such Mergers, each of the Company and Adagio becoming a wholly owned subsidiary of ListCo, on the terms and subject to the conditions in the Business Combination Agreement;
2.	(i) each issued and outstanding Class A ordinary share will be automatically cancelled, extinguished and converted into the right to receive one share of common stock, par value $0.0001 per share, of ListCo after giving effect to the consummation of the transactions contemplated by the Business Combination Agreement (“New Adagio”) (the “New Adagio Common Stock”) and (ii) each issued and outstanding Class B ordinary share will be automatically cancelled, extinguished and converted into the right to receive one share of New Adagio Common Stock, other than 1,000,000 Class B ordinary shares that will be forfeited by the Sponsor, and issued to PIPE Investors (as defined below), including Perceptive Life Sciences Master Fund, Ltd, a Cayman Islands exempted company (the “Perceptive PIPE Investor”). 1,147,500 shares of New Adagio Common Stock issuable to the Sponsor will be subject to share trigger price vesting and will vest if, prior to the tenth anniversary of the Closing, the post-closing share price of New Adagio equals or exceeds $24.00 per share for any 20 trading days within any 30 trading day period (the “Share Trigger Price Vesting”);
3.	(i) each warrant of Adagio will be either (x) terminated, or (y) “net” exercised in exchange for shares of common stock, par value $0.01 per share, of Adagio (“Adagio Common Stock”); (ii) all issued and outstanding unsecured convertible promissory notes of Adagio (excluding the convertible notes issued by Adagio to the Perceptive PIPE Investor pursuant to the note purchase agreements dated April 4, 2023 and November 28, 2023, between Adagio and the Perceptive PIPE Investor (collectively, the “2023 Bridge Financing Notes”) and the 2024 Bridge Financing Notes (as defined below)) (the “Adagio Convertible Notes”), including any accrued and unpaid interest thereon, will be automatically and fully converted into shares of Adagio Common Stock in accordance with the terms of such Adagio Convertible Notes and such Adagio Convertible Notes will be cancelled, satisfied, extinguished, discharged and retired in connection with such conversion (the “Adagio Convertible Notes Conversion”); (iii) each share of preferred stock, par value $0.001 per share, of Adagio (the “Adagio Preferred Stock”) that is issued and outstanding will be automatically converted into shares of Adagio Common Stock and each such share of Adagio Preferred Stock will be cancelled; (iv) all issued and outstanding shares of Adagio Common Stock
(other than treasury shares and shares with respect to which appraisal rights under the Delaware General Corporation Law, as amended, are properly exercised and not withdrawn) will be automatically cancelled, extinguished and converted into the right to receive shares of New Adagio Common Stock based on the exchange ratio set forth in the Business Combination Agreement; (v) each issued, outstanding and unexercised option to purchase Adagio Common Stock (“Adagio Option”) that is vested as of such time or will vest in connection with, or after taking into account the effect of, the consummation of the transactions contemplated by the Business Combination Agreement with an aggregate value that exceeds the aggregate exercise price of such Adagio Option (each an “In-the-Money Adagio Option”) will be cancelled and extinguished in exchange for options to purchase shares of New Adagio Common Stock, and each issued and outstanding Adagio equity award (other than an In-the-Money Adagio Option) will automatically be canceled and extinguished for no consideration and each holder thereof will cease to have any rights with respect thereto.

Amendment to the Business Combination Agreement

On June 25, 2024, the Company and Adagio entered into a Consent and Amendment No. 1 to the Business Combination Agreement (the “Amendment No. 1”), pursuant to which, among other things: (i) the Company consented to Adagio entering an exchange agreement (the “Exchange Agreement”) and the transactions contemplated thereunder with RA Capital Healthcare Fund, L.P., a Delaware limited partnership (“RA Capital”), pursuant to which, RA Capital would exchange a certain number of its existing Company Series E Preferred Shares (as defined in the Business Combination Agreement) for pre-funded warrants (each, a “Pre-Funded Warrant for Series E Preferred Shares”) to purchase Company Series E Preferred Shares, with each Pre-Funded Warrant for Series E Preferred Shares issued and outstanding as of immediately prior to the Company Merger Effective Time (as defined in the Business Combination Agreement) being automatically canceled and extinguished and converted into the right to receive a number of HoldCo Shares (as defined in the Business Combination Agreement) equal to the Exchange Ratio (as defined in the Business Combination Agreement); (ii) the definition of the term “Fully Diluted HoldCo Closing Capitalization” as provided in the Business Combination Agreement was expanded to include the number of pre-funded warrants outstanding immediately after the Company Merger Effective Time that each represented the right to purchase HoldCo Shares; (iii) (a) the aggregate share reserve under the Key Employee Incentive Plan (as defined in the Business Combination Agreement) should be up to the Key Employee Incentive Plan Maximum Amount, which was the aggregate number of HoldCo Shares equal to the product obtained by multiplying (A) the quotient of (x) fifteen percent (15)% divided by (y) thirty-five percent (35)% by (B) the Aggregate Incentive Equity Pool, which was the aggregate number of HoldCo Shares equal to (x) the Aggregate HoldCo Share Reserve (as defined hereunder) minus (y) the Fully Diluted HoldCo Closing Capitalization, and (b) the aggregate share reserve under the HoldCo Incentive Equity Plan (as defined in the Business Combination Agreement) should be equal to the Incentive Equity Plan Maximum Amount plus an increase as provided in the Business Combination Agreement, which Incentive Equity Plan Maximum Amount was the aggregate number of HoldCo Shares equal to the product obtained by multiplying (A) the quotient of (x) twenty percent (20)% divided by (y) thirty-five percent (35)% by (B) the Aggregate Incentive Equity Pool; and (iv) following the Closing, ListCo’s name would be changed to “Adagio Medical Holdings, Inc.” (or such other name mutually agreed to by ARYA and Adagio). As defined in the Amendment No. 1, “Aggregate HoldCo Share Reserve” meant the aggregate number of HoldCo Shares equal to the quotient obtained by dividing (i) the Fully Diluted HoldCo Closing Capitalization by (ii) sixty-five percent (65)%.

Sponsor Letter Agreement

Concurrently with the execution of the Business Combination Agreement, the Company, the Sponsor, each holder of Class B ordinary shares (the “Other Class B Shareholders” and with the Sponsor, the “Class B Shareholders”), including the Company’s directors and officers (together with the Class B Shareholders, the “Insiders”), ListCo and Adagio entered into a letter agreement (the “Sponsor Letter Agreement”), pursuant to which, among other things, (i) each Class B Shareholder agreed to vote in favor of each of the transaction proposals to be voted upon at the meeting of the Company’s shareholders, including approval of the Business Combination Agreement and the transactions contemplated thereby, (ii) each Class B Shareholder agreed to waive any adjustment to the conversion ratio set forth in the amended and restated memorandum and articles of association or any other anti-dilution or similar protection with respect to the Class B ordinary shares (whether resulting from the transactions contemplated by the Subscription Agreements (as defined below) or otherwise), (iii) each of the Insiders and the Company agreed to terminate the lock-up provisions contained in the Letter Agreement between the Company, the Sponsor and the other parties thereto, and to replace such lock-up provisions with the transfer restrictions included in the Investor Rights Agreement (as defined below), (iv) each Class B Shareholder agreed to be bound by certain transfer restrictions with respect to his, her or its shares in the Company prior to the Closing, (v) the Sponsor agreed that 1,147,500 shares of New Adagio Common Stock issued to the Sponsor will be subject to Share Trigger Price Vesting, and (vi) the Sponsor has agreed to irrevocably forfeit, surrender and transfer to the Company for no consideration 1,000,000 Class B ordinary shares, which will be issued by ListCo to the PIPE Investors, including the Perceptive PIPE Investor, as incentive shares.

Adagio Stockholder Transaction Support Agreements

Pursuant to the Business Combination Agreement, certain stockholders of Adagio entered into transaction support agreements (collectively, the “Adagio Transaction Support Agreements”) with the Company and Adagio, pursuant to which such stockholders of Adagio agreed to, among other things, (i) vote in favor of the Business Combination Agreement and the transactions contemplated thereby and (ii) be bound by certain other covenants and agreements related to the Proposed Adagio Business Combination.

PIPE Financing (Private Placement)

In connection with the execution of the Business Combination Agreement, ListCo and the Company entered into Subscription Agreements (the “Subscription Agreements”) with the Perceptive PIPE Investor and certain other investors (the “Other PIPE Investors,” and, together with the Perceptive PIPE Investor, the “PIPE Investors”), pursuant to which the PIPE Investors committed financing valued at approximately $45,000,000, which includes (i) commitments by certain investors to subscribe for and purchase Class A ordinary shares in the open market and not to redeem such shares prior to the date the Closing occurs (the “Closing Date”), (ii) non-redemption commitments by certain investors that are shareholders of the Company, (iii) agreements to subscribe for and purchase shares of New Adagio Common Stock, (iv) the contribution of $23,000,000 of 2023 Bridge Financing Notes to ListCo pursuant to the terms of the Subscription Agreement executed by the Perceptive PIPE Investor, and (v) an additional cash investment by the Perceptive PIPE Investor of approximately $8.1 million (which amount may be reduced by up to approximately $1,070,575 subject to Additional Financing being raised prior to Closing), as described in more detail below (together, the “PIPE Financing”). In connection with the PIPE Financing, the PIPE Investors will also subscribe for (i) warrants to purchase shares of New Adagio Common Stock at $10.00 per share, subject to adjustment (the “Base Warrants”) or (ii) a combination of Base Warrants and pre-funded warrants, each exercisable for one share of New Adagio Common Stock at $0.01 per share (the “Pre-Funded Warrants,” and together with the Base Warrants, the “PIPE Warrants”). As provided for in the Subscription Agreements, the number of shares of New Adagio Common Stock and Base Warrants issuable to the PIPE Investors will depend on the redemption value of the Class A ordinary shares at Closing, the average per share price of the Class A ordinary shares purchased by certain PIPE Investors in the open market and the amount of interest on the 2023 Bridge Financing Notes that will have accrued and be unpaid at Closing and be contributed to ListCo in exchange for shares of New Adagio Common Stock. The shares of New Adagio Common Stock and PIPE Warrants to be issued pursuant to the Subscription Agreements have not been registered under the Securities Act and will be issued in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act. ListCo will grant the PIPE Investors certain registration rights in connection with the PIPE Financing. The PIPE Financing is contingent upon, among other things, the substantially concurrent Closing.

The Company has concluded that the New Adagio Common Stock and PIPE Warrants to be issued under certain of the Subscription Agreements (the “Open Market Subscription Agreements”) that include an open market purchase and non-redemption obligation for subscribing investors (the “Open Market Investors”) qualify as equity under ASC 815-40 (“Derivatives and Hedging–Contracts in Entity’s Own Equity”); therefore, the Company will recognize the New Adagio Common Stock and PIPE Warrants to be issued under such Open Market Subscription Agreements (such securities, the “Open Market PIPE Securities”) by recording an entry to additional paid-in capital (APIC) in shareholders’ equity in its balance sheet. In accordance with ASC 815-40-30-1, the New Adagio Common Stock and PIPE Warrants will be recorded and measured at fair value (i.e., most often representative of proceeds received for equity-linked instruments; however, when estimating the fair value of the New Adagio Common Stock and PIPE Warrants, the Company has followed the guidance in ASC 820 Fair Value Measurement. In connection with Open Market Investor’s commitment to irrevocably subscribe for and agree to purchase from ListCo the number of Open Market PIPE Securities set forth on the signature page of the applicable Open Market Subscription Agreements, on the terms and subject to the conditions set forth in such Open Market Subscription Agreements, which include, without limitation, the agreement not to redeem the Class A ordinary shares purchased in the open market prior to Closing, the Company will record an amount equal to the full fair value of the New Adagio Common Stock and PIPE Warrants to be issued to the Open Market PIPE Investor in connection with the Closing.

On July 23, 2024, the Perceptive Life Sciences Master Fund, Ltd., a Cayman Islands exempted company (the “Perceptive PIPE Investor”) indicated an interest to increase its investment in the PIPE Financing by such amount that is necessary for the minimum unrestricted cash condition of the Contingent Investor to be met. Such additional subscription would be on the same terms as provided in the Subscription Agreement that the Perceptive PIPE Investor executed on February 13, 2024 and amended on June 24, 2024. The Closing occurred on July 31, 2024, New Adagio is required to have approximately $32,129,000 of available unrestricted cash for the Contingent Investor to fund its $7,500,000 commitment under the Convertible Security Subscription Agreement. Assuming that a maximum redemption scenario occurs, that no Additional Financing is raised prior to Closing and that transaction expenses payable at Closing are approximately $14.3 million (current estimate subject to change), the Perceptive PIPE Investor may, pursuant to such indication of interest, increase its new money commitment under the PIPE Financing by approximately $9 million, resulting in the issuance of approximately 1,080,000 additional shares of New Adagio Common Stock at Closing to the Perceptive PIPE Investor. Assuming such issuance of additional shares of New Adagio Common Stock to the Perceptive PIPE Investor in the maximum redemption scenario, the post-Closing ownership of the Perceptive PIPE Investor and the initial shareholders may increase by approximately 2.6%.

Convertible Security Financing (Private Placement)

In connection with the execution of the Business Combination Agreement, certain investors, including the Perceptive PIPE Investor (the “Convert Investors”), executed a securities purchase agreement, dated February 13, 2024, with ListCo (the “Convertible Security Subscription Agreement”), pursuant to which ListCo issued on the Closing Date to the Convert Investors $20,000,000 aggregate principal amount of 13% senior secured convertible notes (the “New Adagio Convertible Notes”), which will be convertible into shares of New Adagio Common Stock at a conversion price of $10.00 per share, subject to adjustment (the “Conversion Shares”), and 1,500,000 warrants (the “Convert Warrants”), each Convert Warrant being exercisable on a cashless basis or for cash at a price of $24.00 per share, subject to adjustment (the “Base Convert Financing”). Such $20,000,000 of financing in the form of New Adagio Convertible Notes includes the Perceptive Convertible Note Commitment (as defined below) and includes the conversion of the 2024 Bridge Financing Notes (as defined below) into New Adagio Convertible Notes at Closing, subject in each case to Additional Financing (as defined below) being raised prior to Closing, as further described below. The New Adagio Convertible Notes will have a maturity of three years and nine months after Closing and interest will be payable in cash or compound as additional principal outstanding. The Perceptive PIPE Investor also purchased a $7,000,000 convertible promissory note of Adagio (the “2024 Bridge Financing Notes”) pursuant to a note purchase agreement, dated February 13, 2024, by and among the Perceptive PIPE Investor, Adagio and ListCo (the “2024 Bridge Financing Notes Subscription Agreement”). On the Closing Date, pursuant to the terms of the 2024 Bridge Financing Notes and the 2024 Bridge Financing Note Subscription Agreement, the 2024 Bridge Financing Notes converted into $7,000,000 of New Adagio Convertible Notes and 525,000 Convert Warrants, and the Perceptive PIPE Investor did not subscribe for an additional $5,500,000 of New Adagio Convertible Notes and 412,500 Convert Warrants, for a total of $12,500,000 in aggregate principal amount of New Adagio Convertible Notes and 937,500 Convert Warrants, on the same terms as the Convert Investors executing the Convertible Security Subscription Agreement (such commitment by the Perceptive PIPE Investor to purchase New Adagio Convertible Notes and Convert Warrants, the “Perceptive Convertible Note Commitment,” and the conversion of the 2024 Bridge Financing Note and purchase of New Adagio Convertible Notes and Convert Warrants pursuant to the Perceptive Convertible Note Commitment as part of the Base Convert Financing, the “Convertible Security Financing”). Subject to the Company and New Adagio receiving any new financing or commitment for financing (any such financing, an “Additional Financing”), whether in the form of equity, debt or convertible debt, before the Closing Date, the Perceptive PIPE Investor did not request that on the Closing Date the 2024 Bridge Financing Note is repaid, the Perceptive Convertible Note Commitment is reduced or a combination of both. The New Adagio Convertible Notes and the Convert Warrants issuable in connection with the Convertible Security Financing have not been registered under the Securities Act and will be issued in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act. ListCo will grant the Convert Investors certain registration rights in connection with the Convertible Security Financing. The Convertible Security Financing is contingent upon, among other things, the substantially concurrent Closing. As set forth in the Convertible Security Subscription Agreement, the closing of $7,500,000 of financing by an affiliate of an institutional investor (the “Contingent Investor”), in the Convertible Security Financing is conditioned on New

Adagio having at least $48 million (as reduced by $2 million (prorated for partial months) for each calendar month anniversary from November 30, 2023 until the Closing Date) of available unrestricted cash on the Closing Date.

Pursuant to the terms of the Convertible Security Subscription Agreement, on the Closing Date, ListCo, certain of its subsidiaries (other than Adagio Medical GmbH, a company organized under the laws of Germany and an excluded subsidiary thereunder) (the “Subsidiaries”) and the collateral agent (the “Collateral Agent”) on behalf of the Convert Investors, will enter into a security and pledge agreement (the “Convert Security Document”), pursuant to which ListCo and the Subsidiaries will (i) pledge the equity interests in the Subsidiaries to the Collateral Agent, (ii) pledge all of their respective promissory notes, securities and other instruments evidencing indebtedness to the Collateral Agent, and (iii) grant to the Collateral Agent a security interest in and lien on all of their respective personal property and assets, including, among other items, all of their deposit accounts, chattel paper, documents, equipment, general intangibles, instruments and inventory, and all proceeds therefrom, in each case subject to customary exceptions, all as set forth in the form of the Convert Security Document. Additionally, pursuant to the terms of the Convertible Security Subscription Agreement, on the Closing Date, the Subsidiaries will deliver a guaranty (the “Convert Guaranty”) to the Collateral Agent pursuant to which the Subsidiaries will, jointly and severally, guaranty ListCo’s obligation to repay the New Adagio Convertible Notes and all other obligations of ListCo under the Convertible Security Subscription Agreement and the New Adagio Convertible Notes and other related transaction documents, as set forth in the form of the Convert Guaranty. Any additional subsidiaries of ListCo formed or acquired after the closing date will be required to join the Convert Guaranty as additional guarantors.

Convert Registration Rights Agreement

The Conversion Shares, the Convert Warrants, the Convert Warrant Shares, the New Adagio Convertible Notes and any capital stock of ListCo issued or issuable with respect to the Conversion Shares, have not been registered under the Securities Act. In connection with the Convertible Security Subscription Agreement, ListCo and the Convert Investors agreed to enter into a Registration Rights Agreement (the “Convert Registration Rights Agreement”), pursuant to which ListCo will be required to file a registration statement on Form S-3 or, if not available, Form S-1 (the “Convert Registration Statement”) with the SEC to register for resale all of the Registrable Securities (as defined in the Convert Registration Rights Agreement), including the Conversion Shares, the Convert Warrant Shares and any shares issuable with respect to the New Adagio Convertible Notes, as soon as practicable, but in no event later than 45 days after the Closing Date. In the event that the number of shares registered for resale under the Convert Registration Statement is insufficient to cover all of the Registrable Securities, ListCo will amend the Registration Statement or file with the SEC a new registration statement to cover at least the Required Registration Amount (as defined in the Convert Registration Rights Agreement) as of the trading day immediately preceding the date of the filing of such amendment or new registration statement, as soon as practicable, but in any event not later than 15 days after the necessity therefor arises. If ListCo fails to file the Convert Registration Statement when required, fails to obtain effectiveness by SEC when required or fails to maintain the effectiveness of the Convert Registration Statement pursuant to the Convert Registration Rights Agreement, then as partial relief for the damages to any holder by reason of any such delay in or reduction of, its ability to sell the underlying shares of New Adagio Common Stock, ListCo will be required to pay each holder of Registrable Securities relating to such Convert Registration Statement an amount equal to one percent of such Convert Investor’s original principal amount according to the timelines laid out in the Convert Registration Rights Agreement. The Convert Registration Rights Agreement also provides the parties with “piggy-back” registration rights, subject to certain requirements and customary conditions.

Investor Rights Agreement

Concurrently with the execution of the Business Combination Agreement, the Company, ListCo, the Perceptive PIPE Investor, the Sponsor and the Other Class B Shareholders, and certain Adagio stockholders entered into an investor rights agreement (the “Investor Rights Agreement”) pursuant to which, among other things, the Perceptive PIPE Investor, the Sponsor, the Other Class B Shareholders, certain Adagio stockholders and investors in the Convertible Security Financing will be granted certain customary registration rights. Further, subject to customary exceptions set forth in the Investor Rights Agreement, the shares of New Adagio Common Stock beneficially owned or owned of record by the Sponsor, the Perceptive PIPE Investor, certain officers and directors of the Company and New Adagio (including any shares of New Adagio Common Stock issued pursuant to the Business Combination Agreement or the PIPE Financing) will be subject to a lock-up period beginning on the Closing Date until the date that is the earlier of (i) 365 days following the Closing Date (or six months after the Closing Date, in the case of Olav Bergheim, John Dahldorf, Hakon Bergheim, Todd Wider, Michael Henderson and Leslie Trigg) or (ii) the first date subsequent to the Closing Date with respect to which the closing price of the shares of New Adagio Common Stock equals or exceeds $12.00 per share for any 20 trading days within any 30-trading day period commencing at least 150 days after the Closing Date.

Pursuant to the terms of the Investor Rights Agreement, ListCo will be obligated to file a registration statement to register the resale of certain shares of New Adagio Common Stock within 45 days after the Closing, and ListCo is required at all times to maintain the effectiveness of such resale registration statement for the benefit of the holders party to the agreement. In addition, pursuant to the terms of the Investor Rights Agreement and subject to certain requirements and customary conditions, the certain Adagio stockholders, the Perceptive PIPE Investor and the Sponsor (including the Permitted Transferees (as defined therein) of the Perceptive PIPE Investor and the Sponsor) may demand at any time or from time to time, that ListCo file a registration statement on Form S-3 (or on Form S-1 if Form S-3 is not available) to register the securities of ListCo held by such holders. The Investor Rights Agreement will also provide holders party thereto with “piggy-back” registration rights, subject to certain requirements and customary conditions.

The Registration and Shareholder Rights Agreement will be terminated in connection with the consummation of the Business Combination and replaced by the Investor Rights Agreement.

Adoption of Second Extension Amendment Proposal

On February 27, 2024, the Company held an extraordinary general meeting of shareholders in view of approving an amendment to the Amended and Restated Memorandum and Articles of Association to extend the Termination Date from the Previous Termination Date to the Articles Extension Date and to allow the Company, without another shareholder vote, to elect to extend the Termination Date to consummate a Business Combination on a monthly basis for up to eleven times by an additional one month each time after the Articles Extension Date, by resolution of the Company’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until March 2, 2025 or a total of up to forty-eight months from the closing of the initial public offering, unless the closing of a Business Combination shall have occurred prior thereto (the “Second Extension Amendment Proposal”). In connection with the initial one-month extension from the Previous Termination Date to the Articles Extension Date, the Company made a deposit into the Trust Account of $111,000 and drew down on the Fourth Convertible Promissory Note to finance this deposit. In connection with any subsequent optional monthly extensions following the Articles Extension Date, the Sponsor is expected to make deposits of $111,000 per month into the Trust Account and borrow the necessary funds from the Sponsor in the form of convertible notes, as provided for in the amendment to the Amended and Restated Memorandum and Articles of Association that was adopted on February 27, 2024.

As contemplated by the Amended and Restated Memorandum and Articles of Association, the holders of Public Shares were able to elect to redeem all or a portion of their Public Shares in exchange for their pro rata portion of the funds held in the Trust Account in connection with the Second Extension Amendment Proposal. On February 27, 2024, the Second Extension Amendment Proposal was adopted and 390,815 Public Shares were redeemed for an aggregate amount of approximately $4,358,804. Following the adoption of the Second Extension Amendment Proposal, the Company had 3,799,016 Class A ordinary shares, including 3,300,016 Public Shares and 499,000 private placement shares, and 3,737,500 Class B ordinary shares issued and outstanding. Following the approval of the Second Extension Amendment Proposal, the ordinary shares held by the initial shareholders represented 56.2% of the issued and outstanding ordinary shares (including Private Placement Shares).

Non-Redemption Subscription Agreements

In connection with the execution of the Business Combination Agreement, ListCo and the Company entered into Non-redemption Subscription Agreements (the “Non-redemption Subscription Agreements”) with certain other investors (the “Non-Redeeming Subscribed Investors”) pursuant to which the Non-Redeeming Subscribed Investors committed financing valued at approximately $2,000,000, which includes ListCo is seeking commitments from interested investors to purchase in a private placement, contingent upon, and substantially concurrently with the closing of the Transaction, (i) shares (the “Shares”) of ListCo’s common stock, par value $0.0001 per share (the “Common Stock”), (ii) warrants, each representing the right to purchase shares of Common Stock and to be represented by a warrant and (iii) the Investor and its affiliates agree (a) not to sell or transfer any of the Non-Redeeming Subscribed Investors”) the company’s Shares prior to the closing of the Transaction and (b) not to redeem any Investor Company Shares prior to or in connection with the Transaction. On the Closing Date, Non-Redeeming Subscribed Investors shall deliver evidence reasonably satisfactory to ListCo that Investor continues to hold the Investor Company Shares and has not tendered such shares for redemption.

The Company has concluded that the New Adagio Common Stock and Warrants (“Non-Redeeming Shares and Warrants”) issued under certain Non-redemption Subscription Agreements qualify as equity under ASC 815-40 (“Derivatives and Hedging-Contracts in Entity’s Own Equity”). Consequently, the Company will recognize these Non-Redeeming Shares and Warrants by recording an entry to additional paid-in capital (APIC) in shareholders’ equity in its balance sheet. According to ASC 815-40-30-1, the Non-Redeeming Shares and Warrants will be recorded and measured at fair value, usually represented by the proceeds received for equity-linked instruments. When estimating the fair value of these instruments, the Company follows the guidance in ASC 820, Fair Value Measurement.

Regarding the Non-Redeeming Subscribed Investors’ commitment to irrevocably subscribe and purchase the number of Non-Redeeming Shares and Warrants listed in the Non-redemption Subscription Agreements, the Company agrees to the terms and conditions set forth in the agreements, including not redeeming the Class A ordinary shares purchased in the open market before closing. The Company will record an amount equal to the full fair value of the Non-Redeeming Shares and Warrants to be issued to the Non-Redeeming Subscribed Investor at the closing.

Approval of Business Combination Agreement

On July 26, 2024, the Company held an annual general meeting of shareholders (the “Meeting”) to consider and vote upon the Business Combination Proposal, the ARYA Merger Proposal, the Director Election Proposal and the Adjournment Proposal, each as more fully described in the definitive proxy statement/prospectus that the Company filed with the U.S. Securities and Exchange Commission (the “SEC”) on July 12, 2024 (the “Proxy Statement”). The shareholders of the Company approved the Business Combination Proposal, the ARYA Merger Proposal and the Director Election Proposal. As there were sufficient votes to approve the Business Combination Proposal, the ARYA Merger Proposal and the Director Election Proposal, the Adjournment Proposal was not presented to shareholders.

Consummation of Business Combination

On July 31, 2024, Adagio announced the closing of its previously announced Business Combination with the Company and ListCo (the “Closing”). In connection with the Closing, ListCo changed its name to “Adagio Medical Holdings, Inc.” (ListCo following the Closing, “New Adagio”). The shares of common stock of New Adagio began trading on August 1, 2024, under the ticker symbol “ADGM” on the Nasdaq Capital Market. Upon the consummation of the Business Combination, Adagio and the Company became the direct wholly-owned subsidiaries of New Adagio.

In connection with the Business Combination, the combined company raised financing valued at approximately $84.2 million, which consisted of funds held in the Company’s trust account, a concurrent equity and warrant private placement (including $29.5 million of bridge financing used by Adagio prior to closing and funds from the Company’s trust account not redeemed) led by, among others, Perceptive PIPE Investor, RA Capital Management and RTW Investments, and a concurrent convertible security financing (including $7.0 million of bridge financing used by Adagio prior to closing) led by, among others, an institutional investor and Perceptive PIPE Investor.

The Business Combination is expected to be accounted for as a forward-merger in accordance with U.S. GAAP. Under this method of accounting, ListCo is treated as the “accounting acquirer” and Adagio as the “accounting acquiree” for financial reporting purposes. Accordingly, the Business Combination is expected to be accounted for using the acquisition method of accounting. The acquisition method of accounting is based on FASB ASC 805 and uses the fair value concepts defined in ASC 820. As of the date the condensed consolidated financial statements are available to be issued, the Company is still in the process of analyzing the accounting impact of the Business Combination.

Note 5 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares and Private Placement Shares, including Private Placement Shares that may be issued upon conversion of Working Capital Loans, are entitled to registration rights pursuant to the Registration and Shareholders Rights Agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the Company’s completion of its Business Combination. However, the Registration and Shareholders Rights Agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period, which occurs (i) in the case of the Founder Shares, in accordance with the letter agreement the Company’s initial shareholders entered into and (ii) in the case of the Private Placement Shares, 30 days after the completion of the Company’s Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. See Note 9 for information on the Investor Rights Agreement that was executed in connection with a proposed Business Combination and that will replace the Registration and Shareholders Rights Agreement in connection with the closing of the proposed Business Combination.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the Initial Public Offering to purchase up to 1,950,000 additional Public Shares to cover over-allotments at the Initial Public Offering price less the underwriting discounts and commissions. On March 2, 2021, the underwriters fully exercised the over-allotment option.

The underwriters were paid an underwriting discount of $0.20 per Public Share, or approximately $3.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per Public Share, or approximately $5.2 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On August 8, 2022, the Company received a waiver from one of the underwriters of its Initial Public Offering pursuant to which such underwriter waived all rights to its 50% share of the deferred underwriting commissions payable upon completion of an initial Business Combination. In connection with this waiver, the underwriter also agreed that (i) this waiver is not intended to allocate its 50% portion of the deferred underwriting commissions to the other underwriter that has not waived its right to receive its share of the deferred underwriting commissions and (ii) the waived portion of the deferred underwriting commissions can, at the discretion of the Company, be paid to one or more parties or otherwise be used in connection with an initial Business Combination. During the year ended December 31, 2022, the Company derecognized approximately $2.6 million of the deferred underwriting commissions and recorded an adjustment to the carrying value of the shares of Class A ordinary shares subject to redemption.